Net interest income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	[1]	$ 1,632	$ 1,868	$ 2,065	$ 3,500	$ 4,088
Interest income from securities financing transactions	[2]	202	367	545	569	1,044
Interest income from other financial instruments measured at amortized cost		87	89	83	176	179
Interest income from debt instruments measured at fair value through other comprehensive income		35	17	27	52	52
Interest income from derivative instruments designated as cash flow hedges		178	113	29	290	55
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		2,133	2,455	2,749	4,588	5,419
Interest expense on loans and deposits	[3]	244	463	737	707	1,404
Interest expense on securities financing transactions	[4]	224	219	324	443	612
Interest expense on debt issued		596	676	863	1,272	1,761
Interest expense on lease liabilities		27	28	31	56	63
Total interest expense from financial instruments measured at amortized cost		1,092	1,385	1,955	2,478	3,840
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		1,041	1,069	794	2,110	1,579
Net Interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading		242	201	325	442	759
Net interest income from brokerage balances		182	137	43	318	120
Net interest income from securities financing transactions at fair value not held for trading	[5]	18	33	27	51	57
Interest income from other financial instruments at fair value not held for trading		153	202	233	355	453
Interest expense on other financial instruments designated at fair value		(244)	(311)	(396)	(555)	(819)
Total net interest income from financial instruments measured at fair value through profit or loss		351	261	232	612	571
Net interest income		$ 1,392	$ 1,330	$ 1,026	$ 2,722	$ 2,149

[1]
Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, and cash collateral receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits, and cash collateral payables on derivative instruments

[2]	Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions.
[3]
Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, and customer deposits, as well as negative interest on cash and balances at central banks, loans and advances to banks, and cash collateral receivables on derivative instruments.

[4]	Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.
[5]	Includes interest expense on securities financing transactions designated at fair value.